INCOME TAXES (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Current
Federal		$ 73,760	$ 20,000	$ 73,760
State						$ 35,527
Deferred
Total income tax expense	$ 15,000	$ 73,760	$ 20,000	$ 73,760		$ 35,527